Stock Incentive Plans - Schedule of Summary of Additional Information On Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Options Outstanding, Shares | shares	1,688,106
Options Outstanding Weighted-average Remaining Contractual Life (years)	5 years 4 months 13 days
Options Outstanding Weighted Average Exercise Price	$ 3.68
Number of Option Exercisable, Shares | shares	1,688,106
Options Exercisable Weighted Average Exercise Price	$ 3.68
Options Exercisable Weighted-average Remaining Contractual Life (years)	5 years 4 months 13 days
Range One [Member]
Range of Exercise Prices, Upper	$ 0.10
Number of Options Outstanding, Shares | shares	140,000
Options Outstanding Weighted-average Remaining Contractual Life (years)	4 years 10 months 17 days
Options Outstanding Weighted Average Exercise Price	$ 0.10
Number of Option Exercisable, Shares | shares	140,000
Options Exercisable Weighted Average Exercise Price	$ 0.10
Range Two [Member]
Range of Exercise Prices, Lower	0.26
Range of Exercise Prices, Upper	$ 0.82
Number of Options Outstanding, Shares | shares	484,000
Options Outstanding Weighted-average Remaining Contractual Life (years)	3 years 5 months 23 days
Options Outstanding Weighted Average Exercise Price	$ 0.46
Number of Option Exercisable, Shares | shares	484,000
Options Exercisable Weighted Average Exercise Price	$ 0.46
Range Three [Member]
Range of Exercise Prices, Lower	1.07
Range of Exercise Prices, Upper	$ 2.20
Number of Options Outstanding, Shares | shares	1,021,500
Options Outstanding Weighted-average Remaining Contractual Life (years)	6 years 5 months 27 days
Options Outstanding Weighted Average Exercise Price	$ 1.07
Number of Option Exercisable, Shares | shares	1,021,500
Options Exercisable Weighted Average Exercise Price	$ 1.07
Range Four [Member]
Range of Exercise Prices, Lower	47.60
Range of Exercise Prices, Upper	$ 87.60
Number of Options Outstanding, Shares | shares	21,000
Options Outstanding Weighted-average Remaining Contractual Life (years)	1 year 5 months 9 days
Options Outstanding Weighted Average Exercise Price	$ 67.60
Number of Option Exercisable, Shares | shares	21,000
Options Exercisable Weighted Average Exercise Price	$ 67.60
Range Five [Member]
Range of Exercise Prices, Lower	127.60
Range of Exercise Prices, Upper	$ 207.60
Number of Options Outstanding, Shares | shares	21,500
Options Outstanding Weighted-average Remaining Contractual Life (years)	1 year 5 months 9 days
Options Outstanding Weighted Average Exercise Price	$ 158.30
Number of Option Exercisable, Shares | shares	21,500
Options Exercisable Weighted Average Exercise Price	$ 158.30
Range Six [Member]
Range of Exercise Prices, Upper	$ 526.40
Number of Options Outstanding, Shares | shares	106
Options Outstanding Weighted-average Remaining Contractual Life (years)	1 month 6 days
Options Outstanding Weighted Average Exercise Price	$ 526.40
Number of Option Exercisable, Shares | shares	106
Options Exercisable Weighted Average Exercise Price	$ 526.40